S000010621 [Member] Expense Example - S000010621 [Member]	Oct. 31, 2025 USD ($)
C000029377 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 373
Expense Example, with Redemption, 3 Years	540
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	1,244
C000029379 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	226
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	703
Expense Example, with Redemption, 10 Years	1,414
C000029380 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	733
C000169172 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	708
C000184727 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	287
Expense Example, with Redemption, 10 Years	$ 649